Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2026
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements	Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income
Interest and other income

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
1,048	535	326	Interest and other income/(expenses)	1,583	628
			Of which:
315	372	559	Interest income	686	1,040
25	—	44	Dividend income (from investments in equity securities)	25	45
642	64	128	Net gains/(losses) on sales and revaluation of non-current assets and businesses	706	1
(54)	30	(447)	Net foreign exchange gains/(losses) on financing activities	(24)	(584)
120	70	42	Other	189	127

Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
6,183	5,743	6,670	Depreciation, depletion and amortisation	11,926	12,111
			Of which:
5,559	5,738	5,463	Depreciation	11,297	10,593
629	84	1,238	Impairments	713	1,549
(6)	(79)	(31)	Impairment reversals	(85)	(32)

Impairment
Impairments recognised in the second quarter 2026 of $629 million pre-tax ($545 million post-tax) principally relate to
Renewables and Energy Solutions ($581 million). The impairments in Renewables and Energy Solutions were principally triggered by portfolio choices regarding renewable generation assets in Asia and Europe.

Impairments recognised in the second quarter 2025 of $1,238 million pre-tax ($877 million post-tax) principally relate to
Integrated Gas ($666 million) and Marketing ($399 million). Impairments recognised in Integrated Gas were triggered by lower commodity prices applied in impairment testing.
Taxation charge/credit

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
4,949	3,570	2,332	Taxation charge/(credit)	8,519	6,415
			Of which:
4,774	3,407	2,277	Income tax excluding Pillar Two income tax	8,180	6,301
175	163	55	Income tax related to Pillar Two income tax	338	113
As required by IAS 12 Income Taxes, Shell has applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
On July 13, 2026, the UK Government published draft tax legislation that would exempt foreign permanent establishments from UK taxation, potentially limiting the use of foreign tax attributes against UK profits. Shell is monitoring the development of the draft legislation.
Consolidated Statement of Comprehensive Income
Currency translation differences

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
(314)	(820)	4,127	Currency translation differences	(1,134)	5,837
			Of which:
(375)	(767)	4,117	Recognised in Other comprehensive income	(1,142)	5,736
61	(53)	9	(Gain)/loss reclassified to profit or loss	8	101
Condensed Consolidated Balance Sheet
Joint ventures and associates

$ million	June 30, 2026	December 31, 2025
Joint ventures and associates	27,997	27,775
In June 2026, Shell's 44% joint venture Raizen filed its restructuring plan which remains subject to court approval. The restructuring plan contemplates a conversion of debt into equity, which would dilute Shell's ownership interest in Raizen, and a capital injection by Shell of BRL3.5 billion ($685 million). The capital injection would only take place after all conditions precedent have been satisfied. If all conditions precedent are not satisfied or waived by March 31, 2027, subject to a one-time extension of up to six months, the restructuring plan will automatically terminate.
Assets classified as held for sale

$ million	June 30, 2026	December 31, 2025
Assets classified as held for sale	2,395	1,030
Liabilities directly associated with assets classified as held for sale	821	820
Assets classified as held for sale and associated liabilities at June 30, 2026, principally relate to Sprng Energy in Renewables and Energy Solutions and a working interest in Brazil in Upstream.
The major classes of assets and liabilities classified as held for sale at June 30, 2026, are Property, plant and equipment ($2,133 million; December 31, 2025: $662 million) and Decommissioning and other provisions ($466 million; December 31, 2025: $515 million).
Consolidated Statement of Cash Flows
Other investing cash outflows

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
(689)	(343)	(420)	Other investing cash outflows	(1,032)	(1,814)
Cash flow from investing activities - Other investing cash outflows for the second quarter 2026 includes settlement of investment related FX swaps and a tax payment related to a disposal gain.
Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
546	1,433	684	Cash flow from operating activities - Other	1,979	1,254
Cash flow from operating activities - Other for the second quarter 2026 includes $1,288 million of net inflows (first quarter 2026: $1,289 million net inflows; second quarter 2025: $979 million net inflows) due to the timing of payments relating to emission certificates and biofuel programmes in Europe and North America, partly offset by the utilisation of recognised incentives of $470 million.